RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company compensated its officers $547,500 and $858,500, net of conversion to common stock, for the nine months ended October 31, 2025, and 2024, respectively.

On April 3, 2024, the officers of the Company, Steven Rudofsky (“Rudofsky”), Andrew Brodkey (“Brodkey”), and Scannell each elected to exercise 268,000 vested stock options with a strike price of $2.50 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 169,250 shares per officer, or a total of 507,750 common shares.

On April 4, 2024, Feehan, a company controlled by Scannell, the Company’s chief financial officer and director and Brodkey executed cashless conversion of 133,333 and 65,333 warrants, respectively, into 83,334 and 40,833 shares of common stock, respectively.

On April 5, 2024, Rudofsky, Feehan, Brodkey, and Dykes converted notes payable of $125,000, $200,000, $98,000, and $30,000, respectively, into 83,333, 133,333, 65,333, and 20,000 shares of common stock, respectively.

On April 8, 2024, Rudofsky executed cashless conversion of 83,333 warrants into 52,083 shares of common stock.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 9,766, 5,469, and 19,531 shares of common stock, respectively.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 8,500, 6,250, and 17,500 shares of common stock, respectively.

On September 25, 2024, the Company issued stock incentives to Brodkey (128,500 shares valued at $565,400), Scannell (125,000 shares valued at $550,000), and Rudofsky (6,250 shares valued at $27,500).

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on October 28, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on November 4, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3.

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 9,659 and 19,886 shares of common stock, respectively.

On November 5, 2024, Rudofsky exercised 25,000 warrants at $3.00 for $75,000.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on November 20, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on December 3, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 5,339 and 10,992 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 6,910 and 7,852 shares of common stock, respectively.

On April 15, 2025, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on April 15, 2026. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3.

On April 30, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 7,083 and 14,583 shares of common stock, respectively.

On June 30, 2025, the Company issued a secured promissory note for $40,000 to Feehan. The note was due on October 28, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3.

On August 5, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is due on April 30, 2026. See Note 3.

On August 18, 2025, Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On September 25, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is due on April 30, 2026. See Note 3.

On October 14, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is due on April 30, 2026. See Note 3.

On October 31, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is due on February 28, 2026. See Note 3.

On October 31, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,037 and 12,429 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,588 shares of common stock. The conversion rate was $7.04 per share.

As of October 31, 2025, the Company has payables of $61,293 to Brodkey and $11,267 to Scannell.

NOTE 6 – RELATED PARTY TRANSACTIONS

As of January 31, 2025, the Company compensated its officers $784,167 and $806,667 for the years ended January 31, 2025, and 2024, respectively.

On January 23, 2023, the Company issued convertible notes payable to the following: Steven Rudofsky (“Rudofsky”), former Chairman and CEO, for $125,000; Feehan Partners LP (“Feehan”), controlled by Robert Scannell (“Scannell”), CFO and Director, for $87,334 and $112,666; Andrew Brodkey (“Brodkey”). CEO, COO and Director, for $98,000; and Shaun Dykes (“Dykes”), Vice President and Director, for $150,000 (issued to Dykes and related parties to Dykes). On April 5, 2024, Rudofsky, Feehan, Brodkey, and Dykes converted notes payable of $125,000, $200,000, $98,000, and $30,000, respectively, into 83,333, 133,333, 65,333, and 20,000 shares of common stock, respectively (see Note 4).

On April 3, 2024, the officers of the company, Rudofsky, Brodkey, and Scannell each elected to exercise 268,000 vested stock options with a strike price of $2.50 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 169,250 shares per officer, or a total of 552,750 common shares.

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 133,333 and 65,333 warrants, respectively, into 83,334 and 40,833 shares of common stock, respectively.

On April 8, 2024, Rudofsky executed cashless conversion of 83,333 warrants into 52,083 shares of common stock.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 9,766, 5,469, and 19,531 shares of common stock, respectively.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 8,500, 6,250, and 17,500 shares of common stock, respectively.

On September 25, 2024, the Company issued stock incentives to Brodkey (128,500 shares valued at $565,400), Scannell (125,000 shares valued at $550,000), and Rudofsky (6,250 shares valued at $27,500).

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan Partners, LP (“Feehan”), a company controlled by Robert Scannell, the Company’s chief financial officer and director. The note accrues interest at 10% and is due on October 28, 2025.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 4, 2025.

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 9,659 and 19,886 shares of common stock, respectively.

On November 5, 2024, Rudofsky exercised 25,000 warrants at $3.00 for $75,000.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 20, 2025.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on December 3, 2025.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 5,339 and 10,992 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 6,910 and 7,852 shares of common stock, respectively.

As of January 31, 2025, the Company has payables of $56,150 to Brodkey, which are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.